RELATED PARTY TRANSACTIONS - Other Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 29, 2021
Other related parties
Disclosure of transactions between related parties [line items]
Revenues	$ 220,000,000	$ 418,000,000	$ 609,000,000
Interest income	11,000,000	0	$ 0
Accounts and other receivable, net	602,000,000	106,000,000
Accounts payable and other/ Loan payable to Brookfield Business Partners	269,000,000	$ 1,865,000,000
Brookfield Business Partners
Disclosure of transactions between related parties [line items]
Accounts and other receivable, net	0
Accounts payable and other/ Loan payable to Brookfield Business Partners	$ 228,000,000			$ 1,860,000,000